INCOME TAXES (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ 181,457	$ 26,065	¥ 189,760	¥ 14,121
Non-PRC	33,800	4,855	24,439	(14,797)
Loss)/income before income tax expense	¥ 215,257	$ 30,920	¥ 214,199	¥ (676)